Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Net Loss Per Share Before and After the Retrospective Adjustments

The net loss per share before and after the retrospective adjustments are as follows.

	For the year ended December 31,
	2022
	Before adjustment	After adjustment

Net loss from continuing operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.03)	$(0.07)

Net loss from discontinued operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$-	$(0.01)

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.03)	$(0.08)

Schedule of Major Subsidiaries

As of December 31, 2024, SunCar’s major subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”)	December 5, 2007	PRC	56.33%	Auto eInsurance service
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”)	June 11, 2009	PRC	100.00%	Technology services
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”)	April 26, 2018	PRC	100.00%	Auto service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”)	June 8, 2013	PRC	83.94%	Auto service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”)	November 22, 2012	PRC	100.00%	Holding company